UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-05767

DWS Strategic Municipal Income Trust

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

One International Place

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	11/30

Date of reporting period:	5/31/2020

ITEM 1.	REPORT TO STOCKHOLDERS

May 31, 2020

Semiannual Report

to Shareholders

DWS Strategic Municipal Income Trust

Ticker Symbol: KSM

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s Web site (dws.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank), or if you are a direct investor, by calling (800) 728-3337 or sending an email request to service@dws.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 728-3337 or send an email request to service@dws.com to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with DWS if you invest directly with the Fund.

Contents

3	Performance Summary
5	Portfolio Management Team
5	Portfolio Summary
7	Investment Portfolio
28	Statement of Assets and Liabilities
29	Statement of Operations
30	Statement of Cash Flows
31	Statements of Changes in Net Assets

32	Financial Highlights
34	Notes to Financial Statements
43	Dividend Reinvestment and Cash Purchase Plan
46	Additional Information
48	Privacy Statement

The Fund’s investment objective is to provide a high level of current income exempt from federal income tax.

Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the Fund’s shares is determined by a number of factors, several of which are beyond the control of the Fund. Therefore, the Fund cannot predict whether its shares will trade at, below or above net asset value.

Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. The market for municipal bonds may be less liquid than for taxable bonds and there may be less information available on the financial condition of issuers of municipal securities than for public corporations. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Leverage results in additional risks and can magnify the effect of any gains or losses. Although the Fund seeks income that is exempt from federal income taxes, a portion of the Fund’s distributions may be subject to federal, state and local taxes, including the alternative minimum tax.

War, terrorism, economic uncertainty, trade disputes, public health crises (including the recent pandemic spread of the novel coronavirus) and related geopolitical events could lead to increased market volatility, disruption to U.S. and world economies and markets and may have significant adverse effects on the Fund and its investments.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

NOT FDIC/NCUA INSURED     NO BANK GUARANTEE     MAY LOSE VALUE NOT A DEPOSIT     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	DWS Strategic Municipal Income Trust

Performance Summary	May 31, 2020 (Unaudited)

Performance is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when sold, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please visit dws.com for the Fund’s most recent month-end performance.

Fund specific data and performance are provided for informational purposes only and are not intended for trading purposes.

Average Annual Total Returns as of 5/31/20

DWS Strategic Municipal Income Trust	6-Month‡	1-Year	5-Year	10-Year
Based on Net Asset Value(a)	–5.27%	–1.67%	3.59%	5.87%
Based on Market Price(a)	–13.98%	–8.25%	0.50%	3.89%
Bloomberg Barclays Municipal Bond Index(b)	1.55%	3.98%	3.74%	4.14%
Morningstar Closed-End High-Yield Municipal Funds Category(c)	–5.19%	–1.28%	3.95%	6.19%

‡	Total returns shown for periods less than one year are not annualized.

(a)

Total return based on net asset value reflects changes in the Fund’s net asset value during each period. Total return based on market price reflects changes in market price. Each figure assumes that dividend and capital gain distributions, if any, were reinvested. These figures will differ depending upon the level of any discount from or premium to net asset value at which the Fund’s shares traded during the period. Expenses of the Fund include management fee, interest expense and other fund expenses. Total returns shown take into account these fees and expenses. The expense ratio of the Fund for the six months ended May 31, 2020 was 2.61% (1.12% excluding interest expense).

(b)

The unmanaged, unleveraged Bloomberg Barclays Municipal Bond Index covers the U.S. dollar-denominated long-term tax exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and pre-refunded bonds. Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

(c)

Morningstar’s Closed-End High-Yield Municipal Funds category represents high-yield muni portfolios that typically invest at least 50% of assets in high-income municipal securities that are not rated or that are rated by a major agency such as Standard & Poor’s or Moody’s at the level of BBB and below (considered part of the high-yield universe within the municipal industry). Morningstar figures represent the average of the total returns based on net asset value reported by all of the closed-end funds designated by Morningstar, Inc. as falling into the Closed-End High-Yield Municipal Funds category. Category returns assume reinvestment of all distributions. It is not possible to invest directly in a Morningstar category.

DWS Strategic Municipal Income Trust	|	3

Net Asset Value and Market Price

	As of 5/31/20	As of 11/30/19
Net Asset Value	$11.74	$12.69
Market Price	$10.35	$12.32
Premium (discount)	(11.84%)	(2.92%)

Prices and net asset value fluctuate and are not guaranteed.

Distribution Information
Six Months as of 5/31/20:
Income Dividends (common shareholders)	$.25
Capital Gains Dividend (common shareholders)	$.0169
November Income Dividend (common shareholders)	$.0425
Current Annualized Distribution Rate (Based on Net Asset Value) as of 5/31/20†	4.34%
Current Annualized Distribution Rate (Based on Market Price) as of 5/31/20†	4.93%
Tax Equivalent Distribution Rate (Based on Net Asset Value) as of 5/31/20†	7.34%
Tax Equivalent Distribution Rate (Based on Market Price) as of 5/31/20†	8.32%

†

Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value/market price on May 31, 2020. Distribution rate simply measures the level of dividends and is not a complete measure of performance. Tax equivalent distribution rate is based on the Fund’s distribution rate and a marginal income tax rate of 40.8%. Distribution rates are historical, not guaranteed and will fluctuate. Distributions do not include return of capital or other non-income sources.

4	|	DWS Strategic Municipal Income Trust

Portfolio Management Team

Ashton P. Goodfield, CFA, Managing Director

Portfolio Manager of the Fund. Began managing the Fund in 2014.

–	Joined DWS in 1986.

–	Head of Municipal Bond Department; Portfolio Manager, Municipal Bond Mutual Funds: Boston.

–	BA, Duke University.

Chad Farrington, CFA, Managing Director

Portfolio Manager of the Fund. Began managing the Fund in 2018.

–	Joined DWS in 2018 with 20 years of industry experience; previously, worked as Portfolio Manager, Head of Municipal Research, and Senior Credit Analyst at Columbia Threadneedle.

–	BS, Montana State University.

Michael J. Generazo, Director

Portfolio Manager of the Fund. Began managing the Fund in 2018.

–	Joined DWS in 1999.

–	BS, Bryant College; MBA, Suffolk University.

Portfolio Summary	(Unaudited)

Asset Allocation (As a % of Investment Portfolio excluding Open-End Investment Companies)	5/31/20	11/30/19
Revenue Bonds	76%	77%
General Obligation Bonds	9%	8%
Lease Obligations	8%	7%
Escrow to Maturity/Prerefunded Bonds	7%	8%
	100%	100%

Quality (As a % of Investment Portfolio excluding Open-End Investment Companies)	5/31/20	11/30/19
AAA	2%	4%
AA	20%	19%
A	40%	39%
BBB	20%	18%
BB	6%	8%
B	—	1%
CC	0%	—
CCC	—	0%
Not Rated	12%	11%
	100%	100%

The quality ratings represent the higher of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

DWS Strategic Municipal Income Trust	|	5

Top Five State/Territory Allocations (As a % of Investment Portfolio excluding Open-End Investment Companies)	5/31/20	11/30/19
Texas	12%	14%
Florida	10%	9%
Illinois	10%	8%
New York	10%	8%
California	6%	7%

Interest Rate Sensitivity	5/31/20	11/30/19
Effective Maturity	7.8 years	6.1 years
Modified Duration	6.0 years	5.8 years

Leverage (As a % of Total Assets)	5/31/20	11/30/19
	39%	40%

Effective maturity is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Modified duration is an approximate measure of a fund’s sensitivity to movements in interest rates based on the current interest rate environment.

Leverage results in additional risks and can magnify the effect of any gains or losses to a greater extent than if leverage were not used.

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund’s investment portfolio, see page 7. A fact sheet is available on dws.com or upon request. Please see the Additional Information section on page 46 for contact information.

6	|	DWS Strategic Municipal Income Trust

Investment Portfolio	as of May 31, 2020 (Unaudited)

	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 143.1%
Alabama 0.3%
Alabama, UAB Medicine Finance Authority Revenue, Series B2, 5.0%, 9/1/2041	325,000	382,889

Alaska 1.6%
Alaska, Industrial Development & Export Authority Revenue, Tanana Chiefs Conference Project, Series A, 4.0%, 10/1/2049	2,000,000	2,130,660

Arizona 3.5%

Arizona, State Industrial Development Authority, 3rd Tier Great Lakes Senior Living Revenue Communities Project:

Series C, 144A, 5.0%, 1/1/2049	200,000	178,296

Series C, 144A, 5.5%, 1/1/2054	300,000	285,468

Arizona, State Industrial Development Authority, Education Facility Revenue, Odyssey Preparatory Academy Project, 144A, 5.0%, 7/1/2049	175,000	174,195

Arizona, State University, Green Bond, Series A, 5.0%, 7/1/2043	2,000,000	2,531,680

Glendale, AZ, Industrial Development Authority, Terrace of Phoenix Project, 5.0%, 7/1/2048	60,000	52,117

Maricopa County, AZ, Industrial Development Authority, Education Revenue, Legacy Traditional Schools Project, Series B, 144A, 5.0%, 7/1/2049	150,000	149,538

Phoenix, AZ, Industrial Development Authority, Education Facility Revenue, Leman Academy of Excellence, ORO Valley Project:

Series A, 144A, 5.0%, 7/1/2038	195,000	194,302

Series A, 144A, 5.25%, 7/1/2048	250,000	248,173

Yavapai County, AZ, Industrial Development Authority, Hospital Facility, Regional Medical Center, 4.0%, 8/1/2043	675,000	734,096

		4,547,865

California 9.4%

California, Golden State Tobacco Securitization Corp., Tobacco Settlement Revenue:

Series A-1, 5.0%, 6/1/2047	100,000	100,081

Series A-2, 5.0%, 6/1/2047	400,000	400,324

California, M-S-R Energy Authority, Series B, 7.0%, 11/1/2034, GTY: Citigroup Global Markets	1,310,000	1,921,639

California, Morongo Band of Mission Indians Revenue, Series B, 144A, 5.0%, 10/1/2042	115,000	103,553

The accompanying notes are an integral part of the financial statements.

DWS Strategic Municipal Income Trust	|	7

	Principal Amount ($)	Value ($)

California, State General Obligation:

5.0%, 11/1/2043	1,300,000	1,459,380

5.25%, 4/1/2035	1,230,000	1,335,214

California, State Municipal Finance Authority Revenue, LAX Integrated Express Solutions LLC, LINXS Apartment Project:

Series A, AMT, 5.0%, 12/31/2043	300,000	325,716

Series A, AMT, 5.0%, 12/31/2047	160,000	173,061

Series A, AMT, 5.0%, 6/1/2048	60,000	64,828

California, Statewide Communities Development Authority Revenue, Loma Linda University Medical Center:

Series A, 5.25%, 12/1/2044	195,000	200,530

Series A, 144A, 5.25%, 12/1/2056	735,000	746,878

Series A, 5.5%, 12/1/2054	195,000	200,300

Series A, 144A, 5.5%, 12/1/2058	105,000	107,761

California, Statewide Communities Development Authority, College Housing Revenue, NCCD-Hooper Street LLC, College of the Arts Project, 144A, 5.25%, 7/1/2049	825,000	815,257

Riverside County, CA, Transportation Commission Toll Revenue Senior Lien, Series A, 5.75%, 6/1/2048	1,000,000	1,069,670

San Buenaventura, CA, Community Memorial Health Systems, 7.5%, 12/1/2041	500,000	508,680

San Francisco, CA, City & County Airports Commission, International Airport Revenue:

Series A, AMT, 5.0%, 5/1/2044	1,000,000	1,090,620

Series A, AMT, 5.0%, 5/1/2049	1,110,000	1,288,344

San Joaquin Hills, CA, Transportation Corridor Agency, Toll Road Revenue, Series A, 5.0%, 1/15/2050	445,000	475,380

		12,387,216

Colorado 4.9%

Colorado, High Performance Transportation Enterprise Revenue, C-470 Express Lanes, 5.0%, 12/31/2056	225,000	218,376

Colorado, Park Creek Metropolitan District Revenue, Senior Ltd. Property Tax Supported, Series A, 5.0%, 12/1/2045	235,000	270,534

Colorado, Public Energy Authority, Natural Gas Purchased Revenue, 6.25%, 11/15/2028, GTY: Merrill Lynch & Co.	635,000	793,293

Colorado, State Health Facilities Authority Revenue, CommonSpirit Health, Series A-2, 5.0%, 8/1/2044	1,000,000	1,120,200

Colorado, State Health Facilities Authority Revenue, Covenant Retirement Communities, Series A, 5.0%, 12/1/2033	440,000	446,283

Colorado, State Health Facilities Authority Revenue, School Health Systems, Series A, 5.5%, 1/1/2035	1,000,000	1,125,520

The accompanying notes are an integral part of the financial statements.

8	|	DWS Strategic Municipal Income Trust

	Principal Amount ($)	Value ($)

Colorado, State Health Facilities Authority, Hospital Revenue, Covenant Retirement Communities Obligated Group:

Series A, 5.0%, 12/1/2043	165,000	166,479

Series A, 5.0%, 12/1/2048	260,000	260,892

Denver City & County, CO, Special Facilities Airport Revenue, United Airlines, Inc. Project, AMT, 5.0%, 10/1/2032	200,000	198,896

Denver, CO, City & County Airport Revenue:

Series A, AMT, 5.0%, 12/1/2048	585,000	676,892

Series A, AMT, 5.25%, 11/15/2043	600,000	657,198

Denver, CO, Health & Hospital Authority, Certificates of Participation, 550 Acoma, Inc., 5.0%, 12/1/2048	140,000	155,310

Denver, CO, Health & Hospital Authority, Healthcare Revenue, Series A, 4.0%, 12/1/2040	300,000	312,498

		6,402,371

Connecticut 0.2%

Connecticut, Mashantucket Western Pequot Tribe Bond, 6.05%, PIK, 7/1/2031*	3,013,766	195,895

Connecticut, State Health & Educational Facilities Authority Revenue, Covenant Home, Inc., Series B, 5.0%, 12/1/2040	85,000	86,412

		282,307

District of Columbia 1.3%

District of Columbia, Ingleside Rock Creek Project:

Series A, 5.0%, 7/1/2042	130,000	114,490

Series A, 5.0%, 7/1/2052	195,000	166,635

District of Columbia, Metropolitan Airport Authority Systems Revenue:

Series A, AMT, 5.0%, 10/1/2038	200,000	217,620

Series A, AMT, 5.0%, 10/1/2043	850,000	921,749

District of Columbia, Metropolitan Airport Authority, Dulles Toll Road Revenue, Dulles Metrorail & Capital Improvement Project, Series B, 4.0%, 10/1/2049	320,000	324,723

		1,745,217

Florida 12.0%

Alachua County, FL, Health Facilities Authority, Shands Teaching Hospital & Clinics, Inc., Series A, 4.0%, 12/1/2049	210,000	219,330

Broward County, FL, Airport Systems Revenue:

Series A, AMT, 4.0%, 10/1/2044	145,000	154,510

Series A, AMT, 4.0%, 10/1/2049	230,000	243,692

Collier County, FL, Industrial Development Authority, Continuing Care Community Revenue, Arlington of Naples Project, Series A,144A, 8.125%, 5/15/2044*	290,000	217,500

The accompanying notes are an integral part of the financial statements.

DWS Strategic Municipal Income Trust	|	9

	Principal Amount ($)	Value ($)

Davie, FL, Educational Facilities Revenue, Nova Southeastern University Project, 5.0%, 4/1/2048	335,000	369,388

Florida, Capital Trust Agency, Educational Facilities Authority, Charter Educational Foundation Project, Series A, 144A, 5.375%, 6/15/2048	230,000	228,838

Florida, Capital Trust Agency, Senior Living Revenue, American Eagle Portfolio Project, Series A-1, 5.875%, 7/1/2054	770,000	539,000

Florida, Development Finance Corp., Surface Transportation Facilities Revenue, Virgin Trains USA Passenger Rail Project:

Series A, 144A, AMT, 6.375%**, 1/1/2049	155,000	132,215

Series A, 144A, AMT, 6.5%**, 1/1/2049	200,000	170,000

Florida, State Atlantic University Finance Corp., Capital Improvements Revenue, Student Housing Project, Series B, 4.0%, 7/1/2044	1,685,000	1,908,802

Florida, State Higher Educational Facilities Financial Authority Revenue, Florida Institution of Technology, 4.0%, 10/1/2049	1,000,000	895,180

Florida, Tolomato Community Development District, Special Assessment:

Series 2015-1, Step-up Coupon, 0% to 11/1/2021, 6.61% to 5/1/2040	250,000	218,275

Series 2015-2, Step-up Coupon, 0% to 11/1/2024, 6.61% to 5/1/2040	150,000	100,845

Series A-4, Step-up Coupon, 0% to 5/1/2022, 6.61% to 5/1/2040	55,000	41,161

Series 3, 6.55%, 5/1/2027*	130,000	1

Series 2015-3, 6.61%, 5/1/2040*	165,000	2

Florida, Village Community Development District No. 12, Special Assessment Revenue:

144A, 4.25%, 5/1/2043	400,000	407,976

144A, 4.375%, 5/1/2050	300,000	306,741

Florida, Village Community Development District No. 9, Special Assessment Revenue, 5.5%, 5/1/2042	145,000	150,074

Greater Orlando, FL, Aviation Authority Airport Facilities Revenue, Series A, AMT, 5.0%, 10/1/2047	400,000	457,612

Hillsborough County, FL, Aviation Authority, Tampa International Airport, Series A, AMT, 5.0%, 10/1/2048	500,000	559,975

Lake County, FL, Senior Living Revenue, Village Veranda at Lady Lake Project, Series A-1, 144A, 7.125%, 1/1/2052	300,000	249,867

Martin County, FL, Health Facilities Authority, Martin Memorial Medical Center, Prerefunded, 5.5%, 11/15/2042	335,000	360,487

Miami Beach, FL, Health Facilities Authority, Mount Sinai Medical Center, 5.0%, 11/15/2044	500,000	532,270

Miami-Dade County, FL, Aviation Revenue, Series B, AMT, 5.0%, 10/1/2040	470,000	536,270

The accompanying notes are an integral part of the financial statements.

10	|	DWS Strategic Municipal Income Trust

	Principal Amount ($)	Value ($)

Miami-Dade County, FL, Health Facilities Authority Hospital Revenue, Nicklaus Children’s Hospital, 5.0%, 8/1/2047	665,000	755,706

Orlando & Orange County, FL, Expressway Authority Revenue, Series C, Prerefunded, 5.0%, 7/1/2035	830,000	833,220

Seminole County, FL, Industrial Development Authority, Legacy Pointe At UCF Project:

Series A, 5.5%, 11/15/2049	365,000	279,130

Series A, 5.75%, 11/15/2054	135,000	104,120

Tallahassee, FL, Health Facilities Revenue, Memorial Healthcare, Inc. Project, Series A, 5.0%, 12/1/2055	1,150,000	1,238,239

Tampa-Hillsborough County, FL, Expressway Authority:

Series A, 5.0%, 7/1/2031	1,500,000	1,636,005

Series A, 5.0%, 7/1/2037	1,590,000	1,735,549

Tempa, FL, The University of Tampa Project, Series A, 4.0%, 4/1/2050 (a)	160,000	169,426

		15,751,406

Georgia 3.6%

Americus-Sumter County, GA, Hospital Authority, Magnolia Manor Obligated Group, Series A, 6.25%, 5/15/2033	1,000,000	1,087,910

Atlanta, GA, Airport Revenue, Series C, AMT, 5.0%, 1/1/2037	375,000	392,119

Atlanta, GA, Development Authority Revenue Bonds, Series A-1, 5.0%, 7/1/2027	70,000	76,329

Cobb County, GA, Kennestone Hospital Authority, Revenue Anticipation Certificates, Wellstar Health System, Series A, 5.0%, 4/1/2047	175,000	194,241

DeKalb County, GA, Water & Sewer Revenue, Series A, 5.25%, 10/1/2036	1,000,000	1,055,320

Fulton County, GA, Development Authority Hospital Revenue, Revenue Anticipation Certificates, Wellstar Health System, Series A, 5.0%, 4/1/2042	210,000	234,020

Gainesville & Hall County, GA, Hospital Authority, Northeast Georgia Health System, Inc. Project:

Series A, 5.25%, 8/15/2049	100,000	114,454

Series A, 5.5%, 8/15/2054	180,000	208,420

Georgia, Main Street Natural Gas, Inc., Gas Project Revenue, Series A, 5.5%, 9/15/2024, GTY: Merrill Lynch & Co.	1,220,000	1,416,018

		4,778,831

Guam 1.1%

Guam, Government Waterworks Authority, Water & Wastewater System Revenue, Series A, 5.0%, 1/1/2050 (a)	70,000	77,539

Guam, International Airport Authority Revenue, Series C, AMT, 6.375%, 10/1/2043	215,000	220,368

Guam, Port Authority Revenue, Series A, 5.0%, 7/1/2048	65,000	69,430

The accompanying notes are an integral part of the financial statements.

DWS Strategic Municipal Income Trust	|	11

	Principal Amount ($)	Value ($)

Guam, Power Authority Revenue, Series A, Prerefunded, 5.5%, 10/1/2030	1,000,000	1,017,400

		1,384,737

Hawaii 1.2%

Hawaii, State Airports Systems Revenue, Series A, AMT, 5.0%, 7/1/2041	695,000	779,088

Hawaii, State Department of Budget & Finance, Special Purpose Revenue, 3.2%, 7/1/2039	745,000	761,122

		1,540,210

Illinois 15.9%

Chicago, IL, Board of Education:

Series A, 5.0%, 12/1/2032	105,000	105,478

Series A, 5.0%, 12/1/2033	100,000	100,043

Series H, 5.0%, 12/1/2036	245,000	242,959

Series H, 5.0%, 12/1/2046	140,000	132,440

Chicago, IL, General Obligation:

Series A, 5.0%, 1/1/2036	500,000	502,010

Series A, 5.0%, 1/1/2044	200,000	195,366

Series A, 5.5%, 1/1/2049	115,000	117,509

Series A, 6.0%, 1/1/2038	555,000	595,409

Chicago, IL, O’Hare International Airport Revenue:

Series A, AMT, 5.0%, 1/1/2037	1,500,000	1,727,415

Series C, AMT, 5.0%, 1/1/2046	1,000,000	1,083,530

Series B, Prerefunded, 6.0%, 1/1/2041	2,000,000	2,067,620

Chicago, IL, O’Hare International Airport Revenue, Senior Lien:

Series D, AMT, 5.0%, 1/1/2047	415,000	457,110

Series D, AMT, 5.0%, 1/1/2052	560,000	614,796

Chicago, IL, O’Hare International Airport, Special Facility Revenue, AMT, 5.0%, 7/1/2048	130,000	142,239

Illinois, Metropolitan Pier & Exposition Authority Revenue, McCormick Place Expansion Project:

Series A, 5.0%, 6/15/2050	135,000	130,479

Series B, 5.0%, 6/15/2052	520,000	500,562

Series A, 5.0%, 6/15/2057	390,000	373,195

Illinois, Metropolitan Pier & Exposition Authority, Dedicated State Tax Revenue, Capital Appreciation-McCormick, Series A, Zero Coupon, 6/15/2036, INS: NATL	3,000,000	1,493,190

Illinois, Railsplitter Tobacco Settlement Authority, Prerefunded, 6.0%, 6/1/2028	365,000	386,002

Illinois, State Finance Authority Revenue, Friendship Village of Schaumburg, 5.0%, 2/15/2037	1,000,000	786,450

The accompanying notes are an integral part of the financial statements.

12	|	DWS Strategic Municipal Income Trust

	Principal Amount ($)	Value ($)

Illinois, State Finance Authority Revenue, Lutheran Communities:

Series A, 5.0%, 11/1/2040	30,000	27,182

Series A, 5.0%, 11/1/2049	40,000	34,800

Illinois, State Finance Authority Revenue, OSF Healthcare Systems, Series A, 5.0%, 11/15/2045	525,000	585,480

Illinois, State Finance Authority Revenue, Trinity Health Corp., Series L, Prerefunded, 5.0%, 12/1/2030	1,000,000	1,070,160

Illinois, State General Obligation:

5.0%, 8/1/2020	1,000,000	1,002,430

Series D, 5.0%, 11/1/2027	500,000	509,280

5.0%, 2/1/2028	225,000	228,166

5.0%, 2/1/2029	495,000	500,559

Series A, 5.0%, 10/1/2033	620,000	628,389

Series B, 5.0%, 10/1/2033	395,000	400,344

Series A, 5.0%, 12/1/2038	350,000	350,651

5.0%, 2/1/2039	2,000,000	2,001,860

5.0%, 5/1/2039	315,000	315,318

Series A, 5.0%, 12/1/2042	435,000	435,270

5.75%, 5/1/2045	590,000	629,937

Springfield, IL, Electric Revenue, Senior Lien, 5.0%, 3/1/2040, INS: AGMC	385,000	447,894

		20,921,522

Indiana 2.5%

Indiana, State Finance Authority Revenue, Community Foundation of Northwest Indiana, Prerefunded, 5.0%, 3/1/2041	1,000,000	1,083,310

Indiana, State Finance Authority Revenue, Greencroft Obligation Group, Series A, 7.0%, 11/15/2043	460,000	484,215

Indiana, State Finance Authority, Health Facilities Revenue, Baptist Healthcare System, Series A, 5.0%, 8/15/2051	1,560,000	1,683,271

		3,250,796

Iowa 1.2%

Iowa, State Finance Authority Revenue, Lifespace Communities, Inc., Obligated Group:

Series A, 5.0%, 5/15/2041	175,000	168,829

Series A, 5.0%, 5/15/2043	115,000	110,153

Series A, 5.0%, 5/15/2047	385,000	365,346

Series A, 5.0%, 5/15/2048	1,040,000	984,610

		1,628,938

The accompanying notes are an integral part of the financial statements.

DWS Strategic Municipal Income Trust	|	13

	Principal Amount ($)	Value ($)
Kansas 0.5%

Kansas, State Development Finance Authority Revenue, Village Shalom Project, Series A, 5.25%, 11/15/2053	500,000	416,315

Wyandotte County, KS, Unified Government, Legends Apartments Garage & West Lawn Project, 4.5%, 6/1/2040	285,000	258,729

		675,044

Kentucky 3.3%

Columbia, KY, Educational Development Revenue, Lindsey Wilson College Project, 5.0%, 12/1/2033	440,000	458,881

Kentucky, Economic Development Finance Authority, Hospital Facilities Revenue, Owensboro Medical Health Systems, Series A, Prerefunded, 6.5%, 3/1/2045	2,000,000	2,000,000

Kentucky, Public Transportation Infrastructure Authority Toll Revenue, 1st Tier-Downtown Crossing, Series A, 6.0%, 7/1/2053	1,440,000	1,497,643

Kentucky, State Economic Development Finance Authority, Owensboro Health, Inc., Obligated Group:

Series A, 5.0%, 6/1/2045	130,000	134,914

Series A, 5.25%, 6/1/2041	190,000	202,437

		4,293,875

Louisiana 2.1%

Calcasieu Parish, LA, Memorial Hospital Service, District Hospital Revenue, 5.0%, 12/1/2039	500,000	543,830

Louisiana, New Orleans Aviation Board, General Airport North Terminal, Series B, AMT, 5.0%, 1/1/2048	140,000	157,891

Louisiana, Public Facilities Authority Revenue, Ochsner Clinic Foundation Project, 5.0%, 5/15/2046	1,000,000	1,111,500

Louisiana, State Local Government Environmental Facilities & Community Development Authority Revenue, Westlake Chemical Corp. Project, 3.5%, 11/1/2032	1,010,000	1,003,940

		2,817,161

Maine 0.8%
Maine, Health & Higher Educational Facilities Authority Revenue, Maine General Medical Center, 6.75%, 7/1/2036	1,000,000	1,030,250

Maryland 1.1%

Maryland, State Health & Higher Educational Facilities Authority Revenue, Adventist Healthcare, Obligated Group, Series A, 5.5%, 1/1/2046	375,000	403,342

Maryland, State Health & Higher Educational Facilities Authority Revenue, Meritus Medical Center Obligated Group, 5.0%, 7/1/2040	1,000,000	1,093,400

		1,496,742

The accompanying notes are an integral part of the financial statements.

14	|	DWS Strategic Municipal Income Trust

	Principal Amount ($)	Value ($)
Massachusetts 5.2%

Massachusetts, State Development Finance Agency Revenue, NewBridge Charles, Inc., 144A, 5.0%, 10/1/2057	100,000	97,033

Massachusetts, State Development Finance Agency Revenue, Partners Healthcare System, Inc., Series Q, 5.0%, 7/1/2035	5,000,000	5,841,950

Massachusetts, State Health & Educational Facilities Authority Revenue, Milford Regional Medical Center, Series E, 5.0%, 7/15/2037	950,000	950,627

		6,889,610

Michigan 3.5%

Dearborn, MI, Economic Development Corp. Revenue, Limited Obligation, Henry Ford Village, 144A, 7.5%, 11/15/2044	490,000	368,299

Detroit, MI, Water & Sewerage Department, Sewerage Disposal System Revenue, Series A, 5.25%, 7/1/2039	280,000	301,199

Detroit, MI, Water Supply Systems Revenue, Series A, Prerefunded, 5.75%, 7/1/2037	1,000,000	1,059,310

Michigan, State Building Authority Revenue, Facilities Program, Series I-A, 5.5%, 10/15/2045	2,000,000	2,143,100

Michigan, State Finance Authority Revenue, Detroit Water & Sewer Department:

Series C-3, 5.0%, 7/1/2033, INS: AGMC	180,000	204,188

Series C, 5.0%, 7/1/2035	90,000	106,406

Tawas City, MI, Hospital Finance Authority, St. Joseph Health Services, Series A, ETM, 5.75%, 2/15/2023	465,000	466,818

		4,649,320

Minnesota 1.0%

Duluth, MN, Economic Development Authority, Health Care Facilities Revenue, Essentia Health Obligated Group:

Series A, 5.0%, 2/15/2048	200,000	223,382

Series A, 5.0%, 2/15/2053	565,000	629,020

Minneapolis, MN, Health Care Systems Revenue, Fairview Health Services, Series A, 5.0%, 11/15/2049	205,000	230,574

Minnesota, State Office of Higher Education Revenue, AMT, 2.65%, 11/1/2038	265,000	259,981

		1,342,957

Mississippi 0.7%

Lowndes County, MS, Solid Waste Disposal & Pollution Control Revenue, Weyerhaeuser Co. Project, Series A, 6.8%, 4/1/2022	250,000	270,325

West Rankin, MS, Utility Authority Revenue, 5.0%, 1/1/2048, INS: AGMC	500,000	598,960

		869,285

The accompanying notes are an integral part of the financial statements.

DWS Strategic Municipal Income Trust	|	15

	Principal Amount ($)	Value ($)
Missouri 2.0%

Kansas City, MO, Industrial Development Authority, Airport Special Obligation, International Airport Terminal Modernization Project, Series B, AMT, 5.0%, 3/1/2046	1,000,000	1,151,490

Kansas City, MO, Land Clearance Redevelopment Authority Project Revenue, Convention Center Hotel Project:

Series B, 144A, 5.0%, 2/1/2040	200,000	201,010

Series B, 144A, 5.0%, 2/1/2050	220,000	219,309

Lee’s Summit, MO, Industrial Development Authority, Senior Living Facilities Revenue, John Knox Village Project, Series A, 5.0%, 8/15/2042	500,000	422,280

Missouri, State Health & Educational Facilities Authority Revenue, Medical Research, Lutheran Senior Services, Series A, 5.0%, 2/1/2046	65,000	62,365

Missouri, State Health & Educational Facilities Authority, Health Facilities Revenue, Lester E Cox Medical Centers, Series A, 5.0%, 11/15/2048	150,000	160,275

St. Louis County, MO, Industrial Development Authority, Senior Living Facilities, Friendship Village, 5.0%, 9/1/2048	245,000	216,056

St. Louis, MO, Industrial Development Authority Financing Revenue, Ballpark Village Development Project, Series A, 4.75%, 11/15/2047	225,000	185,638

		2,618,423

Nebraska 0.7%

Douglas County, NE, Hospital Authority No.2, Health Facilities, Children’s Hospital Obligated Group, 5.0%, 11/15/2047	535,000	605,866

Nebraska, Central Plains Energy Project, Gas Project Revenue:

Series A, 5.0%, 9/1/2029, GTY: Goldman Sachs Group, Inc.	70,000	85,647

Series A, 5.0%, 9/1/2033, GTY: Goldman Sachs Group, Inc.	155,000	195,450

		886,963

Nevada 1.3%

Las Vegas Valley, NV, Water District, Series B, 5.0%, 6/1/2037	1,565,000	1,689,042

Reno, NV, Sales Tax Revenue, Transportation Rail Access, Series C, 144A, Zero Coupon, 7/1/2058	500,000	54,180

		1,743,222

New Hampshire 0.1%

New Hampshire, State Health & Educational Facilities Authority Revenue, Hillside Village:

Series A, 144A, 6.125%, 7/1/2037	100,000	83,342

Series A, 144A, 6.25%, 7/1/2042	125,000	101,059

		184,401

The accompanying notes are an integral part of the financial statements.

16	|	DWS Strategic Municipal Income Trust

	Principal Amount ($)	Value ($)
New Jersey 5.0%

New Jersey, State Economic Development Authority Revenue:

Series DDD, 5.0%, 6/15/2042	140,000	144,133

Series BBB, 5.5%, 6/15/2030	895,000	980,947

New Jersey, State Economic Development Authority Revenue, Black Horse EHT Urban Renewal LLC Project, Series A, 144A, 5.0%, 10/1/2039	605,000	474,048

New Jersey, State Economic Development Authority Revenue, White Horse HMT Urban Renewal LLC Project, 144A, 5.0%, 1/1/2040	270,000	210,260

New Jersey, State Economic Development Authority, Motor Vehicle Surcharge Revenue, Series A, 5.0%, 7/1/2033	115,000	120,965

New Jersey, State Economic Development Authority, Special Facilities Revenue, Continental Airlines, Inc. Project, Series B, AMT, 5.625%, 11/15/2030	500,000	502,775

New Jersey, State Economic Development Authority, State Government Buildings Project:

Series A, 5.0%, 6/15/2042	115,000	118,597

Series A, 5.0%, 6/15/2047	130,000	133,286

New Jersey, State Health Care Facilities Financing Authority Revenue, University Hospital, Series A, 5.0%, 7/1/2046, INS: AGMC	180,000	186,395

New Jersey, State Higher Education Assistance Authority, Student Loan Revenue, Series B, AMT, 3.5%, 12/1/2039 (a)	200,000	199,400

New Jersey, State Transportation Trust Fund Authority, Series B, 5.5%, 6/15/2031	1,500,000	1,523,730

New Jersey, State Transportation Trust Fund Authority, Transportation Program Bonds, Series AA, 5.0%, 6/15/2046	1,400,000	1,439,970

New Jersey, Tobacco Settlement Financing Corp.:

Series A, 5.0%, 6/1/2046	350,000	384,552

Series A, 5.25%, 6/1/2046	175,000	195,556

		6,614,614

New Mexico 0.4%
New Mexico, State Mortgage Finance Authority, “I”, Series D, 3.25%, 7/1/2044	480,000	512,011

New York 6.4%

Monroe County, NY, Industrial Development Corp. Revenue, St. Ann’s Community Project, 5.0%, 1/1/2050	750,000	626,887

New York, Brooklyn Arena Local Development Corp., Pilot Revenue, Barclays Center Project, Series A, 4.0%, 7/15/2035, INS: AGMC	45,000	47,258

The accompanying notes are an integral part of the financial statements.

DWS Strategic Municipal Income Trust	|	17

	Principal Amount ($)	Value ($)

New York, Buffalo & Fort Erie Public Bridge Authority, 5.0%, 1/1/2047	1,000,000	1,186,610

New York, Metropolitan Transportation Authority Revenue:

Series B-2A, 5.0%, 5/15/2021	500,000	506,770

Series D, 5.0%, 11/15/2033	500,000	537,640

Series D, 5.0%, 11/15/2038	275,000	281,996

Series E-1, 5.0%, 11/15/2042	70,000	71,407

Series E-1, Prerefunded, 5.0%, 11/15/2042	235,000	262,587

Series C-1, 5.0%, 11/15/2050	70,000	75,640

Series C-1, 5.25%, 11/15/2055	210,000	231,374

New York, State Liberty Development Corp. Revenue, World Trade Center Project, Class 1-3, 144A, 5.0%, 11/15/2044	415,000	411,518

New York, State Transportation Development Corp., Special Facilities Revenue, American Airlines, Inc., John F. Kennedy International Airport Project, AMT, 5.0%, 8/1/2031, GTY: American Airlines Group	445,000	429,105

New York, State Transportation Development Corp., Special Facilities Revenue, Delta Air Lines, Inc., LaGuardia Airport C&D Redevelopment, AMT, 5.0%, 1/1/2033	100,000	100,626

New York, State Transportation Development Corp., Special Facilities Revenue, LaGuardia Gateway Partners LLC, Redevelopment Project, Series A, AMT, 5.0%, 7/1/2041	1,200,000	1,259,268

New York, TSASC, Inc.:

Series A, 5.0%, 6/1/2041	60,000	63,936

Series B, 5.0%, 6/1/2048	1,040,000	970,081

New York & New Jersey Port Authority, Series 207, AMT, 5.0%, 9/15/2048	625,000	721,631

New York & New Jersey Port Authority, Special Obligation Revenue, JFK International Air Terminal LLC, 6.0%, 12/1/2042	680,000	684,644

		8,468,978

North Carolina 0.4%

New Hanover County, NC, Hospital Revenue, New Hanover Regional Medical Centre:

5.0%, 10/1/2042	260,000	301,761

5.0%, 10/1/2047	240,000	276,799

		578,560

Ohio 5.0%

Buckeye, OH, Tobacco Settlement Financing Authority, Series B-2, Class 2, 5.0%, 6/1/2055	2,460,000	2,486,248

Centerville, OH, Health Care Revenue, Graceworks Lutheran Services, 5.25%, 11/1/2047	220,000	206,052

Chillicothe, OH, Hospital Facilities Revenue, Adena Health System Obligated Group Project, 5.0%, 12/1/2047	445,000	503,584

The accompanying notes are an integral part of the financial statements.

18	|	DWS Strategic Municipal Income Trust

	Principal Amount ($)	Value ($)

Cleveland-Cuyahoga County, OH, Port Authority Cultural Facility Revenue, Playhouse Square Foundation Project, 5.5%, 12/1/2053	270,000	268,647

Ohio, Akron, Bath & Copley Joint Township Hospital District Revenue, 5.25%, 11/15/2046	615,000	666,980

Ohio, American Municipal Power, Inc. Revenue, Fremont Energy Center Project, Series B, 5.0%, 2/15/2037	1,575,000	1,679,879

Ohio, State Air Quality Development Authority, Exempt Facilities Revenue, Pratt Paper LLC Project:

AMT, 144A, 4.25%, 1/15/2038, GTY: Pratt Industries, Inc.	70,000	70,512

AMT, 144A, 4.5%, 1/15/2048, GTY: Pratt Industries, Inc.	225,000	226,609

Ohio, State Hospital Revenue, Aultman Health Foundation, 144A, 5.0%, 12/1/2048	500,000	521,045

		6,629,556

Oklahoma 0.9%

Oklahoma, State Development Finance Authority, Health System Revenue, OU Medicine Project:

Series B, 5.5%, 8/15/2052	180,000	196,898

Series B, 5.5%, 8/15/2057	880,000	960,837

		1,157,735

Oregon 0.6%

Clackamas County, OR, Hospital Facilities Authority Revenue, Mary’s Woods at Marylhurst, Inc. Project, Series A, 5.0%, 5/15/2038	25,000	25,204

Oregon, Portland Airport Revenue, Series 25B, AMT, 5.0%, 7/1/2049	665,000	763,719

		788,923

Pennsylvania 6.3%

Doylestown, PA, Hospital Authority Revenue, Series A, 5.0%, 7/1/2049	140,000	152,229

Franklin County, PA, Industrial Development Authority Revenue, Menno Haven, Inc. Project:

5.0%, 12/1/2043	60,000	53,112

5.0%, 12/1/2054	175,000	148,514

Lancaster County, PA, Hospital Authority, Brethren Village Project:

5.125%, 7/1/2037	100,000	94,082

5.25%, 7/1/2041	100,000	93,009

Pennsylvania, Certificate of Participations, Series A, 5.0%, 7/1/2043	155,000	187,119

Pennsylvania, Commonwealth Financing Authority, Series A, 5.0%, 6/1/2035	315,000	369,854

The accompanying notes are an integral part of the financial statements.

DWS Strategic Municipal Income Trust	|	19

	Principal Amount ($)	Value ($)
Pennsylvania, Commonwealth Financing Authority, Tobacco Master Settlement Payment Revenue Bonds:

5.0%, 6/1/2034	250,000	299,000

5.0%, 6/1/2035	125,000	148,962

Pennsylvania, Geisinger Authority Health System Revenue, Series A-1, 5.0%, 2/15/2045	740,000	860,909
Pennsylvania, State Economic Development Financing Authority Revenue, Bridges Finco LP:

AMT, 5.0%, 12/31/2034	1,000,000	1,080,890

AMT, 5.0%, 12/31/2038	1,000,000	1,069,590
Pennsylvania, State Turnpike Commission Revenue:

Series A-1, 5.0%, 12/1/2040	2,500,000	2,818,000

Series C, 5.0%, 12/1/2044	240,000	268,246

Philadelphia, PA, School District, Series B, 5.0%, 9/1/2043	500,000	597,655

		8,241,171

Puerto Rico 1.9%
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Series A-1, 4.75%, 7/1/2053	2,500,000	2,438,800

South Carolina 4.2%

Hardeeville, SC, Assessment Revenue, Anderson Tract Municipal Improvement District, Series A, 7.75%, 11/1/2039	783,000	783,071

South Carolina, State Jobs-Economic Development Authority, Residential Facilities Revenue, Episcopal Home Still Hopes, 5.0%, 4/1/2052	175,000	156,149

South Carolina, State Jobs-Economic Development Authority, Residential Facility Revenue, Episcopal Home at Still Hopes, 5.0%, 4/1/2047	200,000	181,114

South Carolina, State Ports Authority Revenue, Series B, AMT, 4.0%, 7/1/2059	2,000,000	2,117,820

South Carolina, State Public Service Authority Revenue, Series E, 5.25%, 12/1/2055	1,070,000	1,168,750

South Carolina, State Public Service Authority Revenue, Santee Cooper, Series A, Prerefunded, 5.75%, 12/1/2043	890,000	1,056,225

		5,463,129
Tennessee 0.6%
Greeneville, TN, Health & Educational Facilities Board Hospital Revenue, Ballad Health Obligation Group:

Series A, 5.0%, 7/1/2037	300,000	329,061

Series A, 5.0%, 7/1/2044	400,000	430,644

		759,705

The accompanying notes are an integral part of the financial statements.

20	|	DWS Strategic Municipal Income Trust

	Principal Amount ($)	Value ($)
Texas 20.1%
Central Texas, Regional Mobility Authority Revenue, Senior Lien:

Series A, 5.0%, 1/1/2040	230,000	247,583

Series A, 5.0%, 1/1/2043	1,500,000	1,558,455

Prerefunded, 6.0%, 1/1/2041	545,000	563,099
Dallas-Fort Worth, International Airport Revenue:

Series F, AMT, Prerefunded, 5.0%, 11/1/2035	1,000,000	1,018,660

Series D, AMT, 5.0%, 11/1/2038	2,000,000	2,072,000

Houston, TX, Airport System Revenue, Series A, AMT, 5.0%, 7/1/2041	750,000	854,340

Matagorda County, TX, Navigation District No. 1, Pollution Control Revenue, AEP Texas Central Co. Project, Series A, 4.4%, 5/1/2030, INS: AMBAC	2,250,000	2,582,550

Newark, TX, Higher Education Finance Corp., Education Revenue, Austin Achieve Public School, Inc., 5.0%, 6/15/2048	60,000	60,302
North Texas, Tollway Authority Revenue:

Series B, 5.0%, 1/1/2045	665,000	745,625

5.0%, 1/1/2048	1,355,000	1,561,732

Port Beaumont, TX, Navigation District Dock & Wharf Facility Revenue, Jefferson’s Gulf Coast Energy Project, Series A, 144A, AMT, 4.0%, 1/1/2050	115,000	97,021

San Antonio, TX, Convention Center Hotel Finance Corp., Contract Revenue, Empowerment Zone, Series A, AMT, 5.0%, 7/15/2039, INS: AMBAC	1,000,000	1,000,120

Tarrant County, TX, Cultural Education Facilities Finance Corp. Revenue, Christus Health Obligated Group, Series B, 5.0%, 7/1/2048	1,000,000	1,138,610

Tarrant County, TX, Cultural Education Facilities Finance Corp. Revenue, Trinity Terrace Project, The Cumberland Rest, Inc., Series A-1, 5.0%, 10/1/2044	175,000	175,529

Tarrant County, TX, Cultural Education Facilities Finance Corp., Buckner Retirement Services Revenue, 5.0%, 11/15/2046	1,000,000	1,084,660

Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Scott & White Healthcare, 5.0%, 8/15/2043	2,100,000	2,301,579

Temple, TX, Tax Increment, Reinvestment Zone No. 1, Series A, 144A, 5.0%, 8/1/2038	300,000	326,064
Texas, Grand Parkway Transportation Corp., System Toll Revenue:

First Tier, Series C, 4.0%, 10/1/2049	600,000	683,910

Series B, Prerefunded, 5.0%, 4/1/2053	500,000	578,360

Texas, Love Field Airport Modernization Corp., Special Facilities Revenue, Southwest Airlines Co. Project, 5.25%, 11/1/2040	1,055,000	1,055,570

The accompanying notes are an integral part of the financial statements.

DWS Strategic Municipal Income Trust	|	21

	Principal Amount ($)	Value ($)

Texas, New Hope Cultural Education Facilities Finance Corp., Retirement Facilities Revenue, Legacy Midtown Park, Inc. Project, Series A, 5.5%, 7/1/2054	250,000	198,080

Texas, New Hope Cultural Education Facilities Finance Corp., Retirement Facilities Revenue, Presbyterian Village North Project, 5.0%, 10/1/2039	180,000	147,764

Texas, New Hope Cultural Education Facilities Finance Corp., Senior Living Revenue, Bridgemoor Plano Project, Series A, 7.25%, 12/1/2053	460,000	399,662

Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue, 5.5%, 8/1/2020, GTY: Goldman Sachs Group, Inc.	2,000,000	2,013,080
Texas, State Municipal Gas Acquisition & Supply Corp. III Gas Supply Revenue:

5.0%, 12/15/2030, GTY: Macquarie Group Ltd.	165,000	174,129

5.0%, 12/15/2031, GTY: Macquarie Group Ltd.	1,000,000	1,052,880

5.0%, 12/15/2032, GTY: Macquarie Group Ltd.	1,000,000	1,049,230

Texas, State Private Activity Bond, Surface Transportation Corp. Revenue, Senior Lien, North Tarrant Express Mobility Partners Segments LLC, AMT, 6.75%, 6/30/2043	280,000	315,294

Texas, State Transportation Commission, Turnpike Systems Revenue, Series C, 5.0%, 8/15/2034	825,000	883,930

Travis County, TX, Health Facilities Development Corp. Revenue, Westminster Manor Health, Prerefunded, 7.125%, 11/1/2040	510,000	524,188

		26,464,006
Utah 1.5%
Salt Lake City, UT, Airport Revenue:

Series A, AMT, 5.0%, 7/1/2043	190,000	217,060

Series A, AMT, 5.0%, 7/1/2047	595,000	667,274

Series A, AMT, 5.0%, 7/1/2048	115,000	130,563

Utah, Infrastructure Agency Telecommunication Revenue, Series 2019, 4.0%, 10/15/2042	650,000	566,072

Utah, State Charter School Financing Authority Revenue, Freedom Academy Foundation Project, 144A, 5.375%, 6/15/2048	320,000	318,384

		1,899,353
Virginia 1.4%
Roanoke County, VA, Economic Development Authority, RSDL Care Facilities Revenue, Richfield Living:

Series 2020, 5.0%, 9/1/2050	220,000	184,899

Series 2020, 5.125%, 9/1/2055	135,000	114,807

Series A, 5.375%, 9/1/2054	500,000	447,460

The accompanying notes are an integral part of the financial statements.

22	|	DWS Strategic Municipal Income Trust

	Principal Amount ($)	Value ($)
Virginia, Peninsula Town Center, Community Development Authority Revenue, Special Obligation:

144A, 5.0%, 9/1/2037	100,000	100,119

144A, 5.0%, 9/1/2045	100,000	99,694

Virginia, Small Business Financing Authority, Private Activity Revenue, Transform 66 P3 Project, AMT, 5.0%, 12/31/2056	865,000	902,653

		1,849,632
Washington 3.2%
Klickitat County, WA, Public Hospital District No. 2 Revenue, Skyline Hospital:

5.0%, 12/1/2037	100,000	102,802

5.0%, 12/1/2046	500,000	505,845

Pierce County, WA, Bethel School District No. 403, 4.0%, 12/1/2037	1,000,000	1,197,160

Washington, Port of Seattle Revenue, Series A, AMT, 5.0%, 5/1/2043	415,000	470,166

Washington, State Health Care Facilities Authority, Catholic Health Initiatives, Series A, Prerefunded, 5.0%, 2/1/2041	595,000	613,737

Washington, State Housing Finance Commission, Reference Judson Park Project, 144A, 5.0%, 7/1/2048	50,000	43,067

Washington, State Housing Finance Commission, Rockwood Retirement Communities Project, Series A, 144A, 7.375%, 1/1/2044	1,000,000	1,049,870
Washington, State Housing Finance Commission, The Hearthstone Project:

Series A, 144A, 5.0%, 7/1/2038	50,000	44,273

Series A, 144A, 5.0%, 7/1/2048	115,000	96,344

Series A, 144A, 5.0%, 7/1/2053	75,000	61,686

		4,184,950

West Virginia 0.7%
West Virginia, State Hospital Finance Authority, State University Health System Obligated Group, Series A, 5.0%, 6/1/2047	805,000	901,841

Wisconsin 3.5%
Wisconsin, Health Educational Facilities Authority, Covenant Communities, Inc. Project:

Series A-1, 5.0%, 7/1/2043	500,000	514,025

Series B, 5.0%, 7/1/2048	90,000	71,680
Wisconsin, Public Finance Authority, Education Revenue, Mountain Island Charter School Ltd.:

5.0%, 7/1/2047	200,000	208,546

5.0%, 7/1/2052	90,000	93,711

The accompanying notes are an integral part of the financial statements.

DWS Strategic Municipal Income Trust	|	23

	Principal Amount ($)	Value ($)

Wisconsin, Public Finance Authority, Hospital Revenue, Series A, 5.0%, 10/1/2044	730,000	852,260
Wisconsin, Public Finance Authority, Senior Living Community First Mortgage Revenue, Cedars Obligated Group:

144A, 5.5%, 5/1/2039	70,000	62,369

144A, 5.75%, 5/1/2054	600,000	520,428

Wisconsin, Public Finance Authority, Senior Living Revenue, Mary’s Woods at Marylhurst Project, Series A, 144A, 5.25%, 5/15/2052	1,000,000	1,005,170
Wisconsin, Public Financing Authority, Retirement Facilities Revenue, Southminster, Inc.:

144A, 5.0%, 10/1/2043	65,000	61,159

144A, 5.0%, 10/1/2053	535,000	488,230

Wisconsin, State Health & Educational Facilities Authority Revenue, Agnesian Healthcare, Inc., Series B, Prerefunded, 5.0%, 7/1/2036	500,000	570,845

Wisconsin, State Health & Educational Facilities Authority, St. John’s Communities, Inc. Project:

Series A, 5.0%, 9/15/2040	25,000	23,716

Series A, 5.0%, 9/15/2045	30,000	27,769

Series A, 5.0%, 9/15/2050	125,000	114,111

		4,614,019
Total Municipal Bonds and Notes (Cost $183,994,488)		188,199,201

Underlying Municipal Bonds of Inverse Floaters (b) 18.3%
Florida 4.6%

Orange County, FL, School Board Certificate of Participations, Series C, 5.0%, 8/1/2034 (c)	5,000,000	6,062,850

Trust: Orange County, FL, School Board, Series 2016-XM0183, 144A, 17.48%, 2/1/2024, Leverage Factor at purchase date: 4 to 1

New York 9.0%

New York, State Urban Development Corp. Revenue, Personal Income Tax, Series C-3, 5.0%, 3/15/2040 (c)	5,000,000	5,995,700

Trust: New York, State Urban Development Corp. Revenue, Personal Income Tax, Series 2018-XM0581, 144A, 18.095%, 9/15/2025, Leverage Factor at purchase date: 4 to 1

New York City, NY, Transitional Finance Authority, Building AID Revenue, Series S-1, 5.0%, 7/15/2037 (c)	5,000,000	5,841,450

Trust: New York, Transitional Finance Authority Building AID Revenue, Series 2018-XM0619, 144A, 18.035%, 1/15/2024, Leverage Factor at purchase date: 4 to 1

		11,837,150

The accompanying notes are an integral part of the financial statements.

24	|	DWS Strategic Municipal Income Trust

	Principal Amount ($)	Value ($)
Washington 4.7%
Washington, State General Obligation, Series D, 5.0%, 2/1/2035 (c)	5,000,000	6,173,550

Trust: Washington, State General Obligation, Series 2017-XM0478, 144A, 17.69%, 8/1/2024, Leverage Factor at purchase date: 4 to 1

Total Underlying Municipal Bonds of Inverse Floaters (Cost $22,587,648)		24,073,550

Other Municipal Related 0.0%
Illinois
Illinois, State Finance Authority Revenue, Park Place of Elmhurst Project, Series C, 2.0%, 5/15/2055*	150,000	1,500
Texas
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facilities Revenue, Mirador Project Escrow, Series A, 11/15/2055*	570,000	57

Total Other Municipal Related (Cost $1,268)	720,000	1,557

	Shares	Value ($)
Open-End Investment Companies 1.2%
BlackRock Liquidity Funds MuniCash Portfolio, Institutional Shares, 0.032%*** (Cost $1,563,480)	1,562,931	1,563,400

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $208,146,884)	162.6	213,837,708
Floating Rate Notes (b)	(11.4)	(15,000,000)
Series 2018 MTPS, net of deferred offering cost	(53.2)	(70,000,000)
Other Assets and Liabilities, Net	2.0	2,681,042

Net Assets Applicable to Common Shareholders	100.0	131,518,750

The following table represents bonds that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)	Cost ($)	Value ($)
Collier County, FL, Industrial Development Authority, Continuing Care Community Revenue, Arlington of Naples Project*	8.125%	5/15/2044	290,000	285,934	217,500
Connecticut, Mashantucket Western Pequot Tribe Bond*	6.05%	7/1/2031	3,013,766	1,940,235	195,895

The accompanying notes are an integral part of the financial statements.

DWS Strategic Municipal Income Trust	|	25

Security	Coupon	Maturity Date	Principal Amount ($)	Cost ($)	Value ($)
Florida, Tolomato Community Development District, Special Assessment, Series 3*	6.55%	5/1/2027	130,000	1	1
Florida, Tolomato Community Development District, Special Assessment, Series 2015-3*	6.61%	5/1/2040	165,000	0	2
				2,226,170	413,398

*	Non-income producing security.

**

Variable or floating rate security. These securities are shown at their current rate as of May 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.

***	Current yield; not a coupon rate.

(a)	When-issued security.

(b)

Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund. The Floating Rate Notes represents leverage to the Fund and is the amount owed to the floating rate note holders.

(c)

Security forms part of the below inverse floater. The Fund accounts for these inverse floaters as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.

AMBAC: Ambac Financial Group, Inc.

AMT: Subject to alternative minimum tax.

ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

GTY: Guaranty Agreement

INS: Insured

NATL: National Public Finance Guarantee Corp.

PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.

Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

The accompanying notes are an integral part of the financial statements.

26	|	DWS Strategic Municipal Income Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2020 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (d)	$—	$212,274,308	$—	$212,274,308
Open-End Investment Companies	1,563,400	—	—	1,563,400
Total	$1,563,400	$212,274,308	$—	$213,837,708

(d)	See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

DWS Strategic Municipal Income Trust	|	27

Statement of Assets and Liabilities

as of May 31, 2020 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $208,146,884)	$213,837,708
Receivable for investments sold	252,429
Interest receivable	3,106,911
Other assets	2,819
Total assets	217,199,867

Liabilities
Payable for investments purchased — when-issued securities	433,966
Payable for floating rate notes issued	15,000,000
Interest expense payable on preferred shares	69,580
Accrued management fee	101,222
Accrued Trustees’ fees	3,703
Other accrued expenses and payables	72,646
Series 2018 MTPS, net of deferred offering costs (liquidation value $70,000,000 see page 37 for more details)	70,000,000
Total liabilities	85,681,117
Net assets applicable to common shareholders, at value	$131,518,750

Net Assets Applicable to Common Shareholders Consist of
Distributable earnings (loss)	4,462,104
Paid-in capital	127,056,646
Net Assets applicable to common shareholders, at value	$131,518,750

Net Asset Value

Net Asset Value per common share ($131,518,750 ÷ 11,203,941 outstanding shares of beneficial interest, $.01 par value, unlimited number of common shares authorized)	$11.74

The accompanying notes are an integral part of the financial statements.

28	|	DWS Strategic Municipal Income Trust

Statement of Operations

for the six months ended May 31, 2020

Investment Income
Income:
Interest	$4,605,296
Total income	4,605,296
Expenses:
Management fee	622,262
Services to shareholders	3,782
Custodian fee	2,549
Professional fees	44,164
Reports to shareholders	20,191
Trustees’ fees and expenses	6,405
Interest expense and amortization of deferred cost on Series 2018 MTPS	826,827
Interest expense on floating rate notes	224,659
Stock Exchange listing fees	11,875
Other	58,003
Total expenses	1,820,717
Net investment income	2,784,579

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	(1,418,231)
Change in net unrealized appreciation (depreciation) on investments	(9,070,895)
Net gain (loss)	(10,489,126)
Net increase (decrease) in net assets resulting from operations	$(7,704,547)

The accompanying notes are an integral part of the financial statements.

DWS Strategic Municipal Income Trust	|	29

Statement of Cash Flows

for the six months ended May 31, 2020

Increase (Decrease) in Cash: Cash Flows from Operating Activities

Net increase (decrease) in net assets resulting from operations	$(7,704,547)
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by operating activities:

Purchases of long-term investments	(50,971,782)
Net amortization of premium/(accretion of discount)	636,308
Proceeds from sales and maturities of long-term investments	61,374,125
Amortization of deferred offering cost on Series 2018 MTPS	5,618
(Increase) decrease in interest receivable	2,439
(Increase) decrease in other assets	2,882
(Increase) decrease in receivable for investments sold	285,731
Increase (decrease) in payable for investments purchased — when-issued securities	147,611
Increase (decrease) in other accrued expenses and payables	(43,922)
Change in unrealized (appreciation) depreciation on investments	9,070,895
Net realized (gain) loss from investments	1,418,231
Cash provided by (used in) operating activities	$14,223,589

Cash Flows from Financing Activities
Distributions paid (net of reinvestment of distributions)	(14,282,420)
Cash provided by (used in) financing activities	$(14,282,420)
Increase (decrease) in cash	(58,831)
Cash at beginning of period	58,831
Cash at end of period	$—

Supplemental disclosure

Interest expense paid on preferred shares	$(872,336)
Interest expense paid and fees on floating rate notes issued	$(224,659)

The accompanying notes are an integral part of the financial statements.

30	|	DWS Strategic Municipal Income Trust

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended May 31, 2020 (Unaudited)	Year Ended November 30, 2019

Operations:

Net investment income (loss)	$2,784,579	$5,904,212
Net realized gain (loss)	(1,418,231)	1,687,333
Change in net unrealized appreciation (depreciation)	(9,070,895)	9,647,094
Net increase (decrease) in net assets applicable to common shareholders	(7,704,547)	17,238,639
Distributions to common shareholders	(2,981,293)	(6,773,920)
Increase (decrease) in net assets	(10,685,840)	10,464,719
Net assets at beginning of period applicable to common shareholders	142,204,590	131,739,871

Net assets at end of period applicable to common shareholders	$131,518,750	$142,204,590

Other Information:
Common shares outstanding at beginning of period	11,203,941	11,203,941
Common shares outstanding at end of period	11,203,941	11,203,941

The accompanying notes are an integral part of the financial statements.

DWS Strategic Municipal Income Trust	|	31

Financial Highlights

	Six Months Ended 5/31/20	Years Ended November 30,
	(Unaudited)	2019	2018		2017	2016	2015

Selected Per Share Data Applicable to Common Shareholders
Net asset value, beginning of period	$12.69	$11.76	$12.39		$12.15	$12.90	$13.27
Income (loss) from investment operations:

Net investment income[a]	.25	.53	.61		.70	.80	.83
Net realized and unrealized gain (loss)	(.93)	1.00	(.64)		.24	(.76)	(.29)
Total from investment operations	(.68)	1.53	(.03)		.94	.04	.54
Distributions to ARPS from net investment income (common share equivalent)	—	—	—		—	—	(.00	)***
Net increase (decrease) in net assets resulting from operations	(.68)	1.53	(.03)		.94	.04	.54
Less distributions to common shareholders from:

Net investment income	(.25)	(.57)	(.60)		(.67)	(.79)	(.90)
Net realized gains	(.02)	(.03)	(.00	)***	(.03)	—	(.01)
Total distributions	(.27)	(.60)	(.60)		(.70)	(.79)	(.91)
Net asset value, end of period	$11.74	$12.69	$11.76		$12.39	$12.15	$12.90
Market price, end of period	$10.35	$12.32	$10.30		$11.91	$12.08	$13.03

Total Return
Based on net asset value (%)[b]	(5.27)**	13.68	.31		7.93	(.07)	4.15
Based on market price (%)[b]	(13.98)**	26.01	(8.60)		4.35	(1.63)	4.97

The accompanying notes are an integral part of the financial statements.

32	|	DWS Strategic Municipal Income Trust

Financial Highlights (continued)

	Six Months Ended 5/31/20		Years Ended November 30,
	(Unaudited)		2019	2018	2017	2016	2015

Ratios to Average Net Assets Applicable to Common Shareholders and Supplemental Data
Net assets, end of period ($ millions)	132		142	132	139	136	144
Ratio of expenses (%) (including interest expense)[c,d]	2.61	*	2.89	2.75	2.37	1.88	1.71
Ratio of expenses (%) (excluding interest expense)[e]	1.12	*	1.12	1.13	1.11	1.12	1.19
Ratio of net investment income (%)	4.09	*	4.26	5.05	5.63	6.09	6.33	[f]
Portfolio turnover rate (%)	23	**	28	39	27	37	24

Senior Securities
Preferred Shares information at period end, aggregate amount outstanding:

Series MTPS ($ millions)	70		70	70	70	70	70
Asset coverage per share ($)[g]	71,971		75,787	72,050	74,572	73,568	76,417
Liquidation and market price per share ($)	25,000		25,000	25,000	25,000	25,000	25,000

[a]	Based on average common shares outstanding during the period.

[b]

Total return based on net asset value reflects changes in the Fund’s net asset value during each period. Total return based on market price reflects changes in market price. Each figure assumes that dividend and capital gain distributions, if any, were reinvested. These figures will differ depending upon the level of any discount from or premium to net asset value at which the Fund’s shares traded during the period.

[c]	Interest expense represents interest and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities and interest paid to shareholders of Series MTPS.

[d]

The ratio of expenses (based on net assets of common and Preferred Shares, including interest expense) was 1.73%, 1.92%, 1.81%, 1.58%, 1.27%, and 1.16% for the periods ended May 31, 2020, November 30, 2019, 2018, 2017, 2016, 2015, respectively.

[e]

The ratio of expenses (based on net assets of common and Preferred Shares, excluding interest expense) was 0.74%, 0.74%, 0.74%, 0.74%, 0.76% and 0.80% for the periods ended May 31, 2020, November 30, 2019, 2018, 2017, 2016 and 2015, respectively.

[f]	The ratio of net investment income after distributions paid to ARPS was 6.33% for the period ended November 30, 2015.

[g]	Asset coverage per share equals net assets of common shares plus the liquidation value of the preferred shares divided by the total number of preferred shares outstanding at the end of the period.

*	Annualized

**	Not annualized

***	Amount is less than $.005.

The accompanying notes are an integral part of the financial statements.

DWS Strategic Municipal Income Trust	|	33

Notes to Financial Statements	(Unaudited)

A. Organization and Significant Accounting Policies

DWS Strategic Municipal Income Trust (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, diversified management investment company organized as a Massachusetts business trust.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Municipal debt securities are valued at prices supplied by independent pricing services approved by the Fund’s Board, whose valuations are intended to reflect the mean between the bid and asked prices. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. If the pricing services are unable to provide valuations, the securities are valued at the mean of the most recent bid and asked quotations or evaluated prices, as applicable, obtained from one or more broker-dealers. These securities are generally categorized as Level 2.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the

34	|	DWS Strategic Municipal Income Trust

Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.

Inverse Floaters. The Fund invests in inverse floaters. Inverse floaters are debt instruments with a weekly floating rate of interest that bears an inverse relationship to changes in the short-term interest rate market. Inverse floaters are created by depositing a fixed-rate long-term municipal bond into a special purpose Tender Offer Bond trust (the “TOB Trust”). In turn the TOB Trust issues a short-term floating rate note and an inverse floater. The short-term floating rate note is issued in a face amount equal to some fraction of the underlying bond’s par amount and is sold to a third party, usually a tax-exempt money market fund. The Fund receives the proceeds from the sale of the short-term floating rate note and uses the cash proceeds to make additional investments. The short-term floating rate note represents leverage to the Fund. The Fund, as the holder of the inverse floater, has full exposure to any increase or decrease in the value of the underlying bond. The income stream from the underlying bond in the TOB Trust is divided between the floating rate note and the inverse floater. The inverse floater earns all of the interest from the underlying long-term fixed-rate bond less the amount of interest paid on the floating rate note and the expenses of the TOB Trust. The floating rate notes issued by the TOB Trust are valued at cost, which approximates fair value.

By holding the inverse floater, the Fund has the right to collapse the TOB Trust by causing the holders of the floating rate instrument to tender their notes at par and have the broker transfer the underlying bond to the Fund. The floating rate note holder can also elect to tender the note for redemption at par at each reset date. The Fund accounts for these transactions as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to

DWS Strategic Municipal Income Trust	|	35

the floating rate note holder as a liability under the caption “Payable for floating rate notes issued” in the Statement of Assets and Liabilities. Income earned on the underlying bond is included in interest income, and interest paid on the floaters and the expenses of the TOB Trust are included in “Interest expense on floating rate notes” in the Statement of Operations. For the six months ended May 31, 2020, interest expense related to floaters amounted to $224,659. The weighted average outstanding daily balance of the floating rate notes issued during the six months ended May 31, 2020 was approximately $22,684,000, with a weighted average interest rate of 1.98%.

The Fund may enter into shortfall and forbearance agreements by which the Fund agrees to reimburse the TOB Trust, in certain circumstances, for the difference between the liquidation value of the underlying bond held by the TOB Trust and the liquidation value of the floating rate notes plus any shortfalls in interest cash flows. This could potentially expose the Fund to losses in excess of the value of the Fund’s inverse floater investments. In addition, the value of inverse floaters may decrease significantly when interest rates increase. The market for inverse floaters may be more volatile and less liquid than other municipal bonds of comparable maturity. The TOB Trust could be terminated outside of the Fund’s control, resulting in a reduction of leverage and disposal of portfolio investments at inopportune times and prices. Investments in inverse floaters generally involve greater risk than in an investment in fixed-rate bonds.

Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders.

At May 31, 2020, the aggregate cost of investments for federal income tax purposes was $192,679,122. The net unrealized appreciation for all investments based on tax cost was $6,158,586. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $11,745,756 and aggregate gross unrealized depreciation for all investments for which was an excess of tax cost over value of $5,587,170.

The Fund has reviewed the tax positions for the open tax years as of November 30, 2019 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions from net investment income of the Fund are declared and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available

36	|	DWS Strategic Municipal Income Trust

capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss, reclassification of distributions and accretion of market discount on debt securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Preferred Shares. At May 31, 2020, the Fund had issued and outstanding 2,800 Floating Rate Municipal Term Preferred Shares (“Series 2018 MTPS”) with an aggregate liquidation preference of $70,000,000 ($25,000.00 per share). The Series 2018 MTPS are floating rate preferred shares with an original mandatory term redemption date of June 1, 2018, unless extended. Effective December 1, 2017, the terms of Series 2018 MTPS were amended to extend the term redemption date of the Series 2018 MTPS to December 1, 2020. Except for the above-described extension and a related technical amendment, the other material terms and conditions of the Series 2018 MTPS remained the same. The Series 2018 MTPS are required to be redeemed on the term redemption date, unless earlier redeemed or repurchased or unless extended. There is no assurance that the term will be extended further or that the Series 2018 MTPS will be replaced with any other preferred shares or other form of leverage prior to the term redemption date. If the Series 2018 MTPS are replaced with any other preferred shares or other form of leverage, the terms of such new preferred shares or other form of leverage will likely be different from the terms of the Series 2018 MTPS. The terms of the Series 2018 MTPS provide that six months prior to the term redemption date, the Fund must segregate assets with its custodian in an amount equal to the amount payable to the holder on the term redemption date and over the course of the six months preceding the term redemption date must convert a portion of its assets to short-term high quality assets each month. See Subsequent Events at Note G below.

Dividends on the Series 2018 MTPS are set weekly to a fixed spread (dependent on the then current rating of the Series 2018 MTPS) to the Securities Industry and Financial Markets Association (SIFMA) Municipal

DWS Strategic Municipal Income Trust	|	37

Swap Index. The average annualized dividend rate on the Series 2018 MTPS for the period December 1, 2019 through May 31, 2020 was 2.26%. In the Fund’s Statement of Assets and Liabilities, the Series 2018 MTPS’ aggregate liquidation preference is shown as a liability because the Series 2018 MTPS have a stated mandatory redemption date. Dividends paid on the Series 2018 MTPS are treated as interest expense and recorded as incurred. For the period December 1, 2019 through May 31, 2020, interest expense related to Series 2018 MTPS amounted to $821,209. Costs directly related to the issuance of Series 2018 MTPS have been deferred and are being amortized over the life of the MTPS. During the six months ended May 31, 2020, the Fund amortized $5,618 of Series 2018 MTPS deferred cost, which are included in the Statement of Operations under the line item “Interest expense and amortization of deferred cost on Series 2018 MTPS”. The Series 2018 MTPS are senior in priority to the Fund’s outstanding common shares as to payments of dividends and distributions upon liquidation.

Under the terms of a purchase agreement between the Fund and the initial purchaser of the Series 2018 MTPS, the Fund is subject to various investment restrictions. These investment restrictions are, in certain respects, more restrictive than those to which the Fund is otherwise subject in accordance with its investment objective and policies. Such restrictions may limit the investment flexibility that might otherwise be pursued by the Fund if the Series 2018 MTPS were not outstanding. In addition, the Fund is subject to certain restrictions on its investments imposed by guidelines of the rating agencies that rate the Series 2018 MTPS, which guidelines may be changed by the applicable rating agency, in its sole discretion, from time to time. These guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed on the Fund by the 1940 Act. Moreover, the Fund is required to maintain various asset coverage ratios with respect to the Series 2018 MTPS in accordance with the Fund’s charter documents and the 1940 Act.

The 1940 Act requires that the preferred shareholders of the Fund, voting as a separate class, have the right to: a) elect at least two trustees at all times, and b) elect a majority of the trustees at any time when dividends on the preferred shares are unpaid for two full years. Unless otherwise required by law or under the terms of the preferred shares, each preferred share is entitled to one vote and preferred shareholders will vote together with common shareholders as a single class.

Leverage involves risks and special considerations for the Fund’s common shareholders, including the likelihood of greater volatility of net asset value and market price of, and dividends on, the Fund’s common shares than a comparable portfolio without leverage; the risk that fluctuations in interest rates will reduce the return to common shareholders; and the effect of

38	|	DWS Strategic Municipal Income Trust

leverage in a declining market, which is likely to cause a greater decline in the net asset value of the Fund’s common shares than if the Fund were not leveraged, which may result in a greater decline in the market price of the Fund’s common shares. Changes in the value of the Fund’s portfolio will be borne entirely by the common shareholders. If there is a net decrease (or increase) in the value of the Fund’s investment portfolio, leverage will decrease (or increase) the net asset value per share to a greater extent than if leverage were not used. It is also possible that the Fund will be required to sell assets at a time when it would otherwise not do so, possibly at a loss, in order to redeem preferred shares to comply with asset coverage or other restrictions imposed by the rating agencies that rate the preferred shares. There is no assurance that the Fund’s leveraging strategy will be successful.

On May 13, 2020, the Fund announced that the Fund’s Board of Trustees approved a refinancing plan with respect to the Series 2018 MTPS, pursuant to which the Fund would redeem all of the outstanding Series 2018 MTPS conditioned on the receipt of proceeds from the issuance of new preferred shares such that the Fund’s leverage would remain unchanged. See Subsequent Events at Note G below.

Statement of Cash Flows. Information on financial transactions which have been settled through the receipt and disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows represents the cash position at the Fund’s custodian bank at May 31, 2020.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for financial reporting purposes, with the exception of securities in default of principal.

B. Purchases and Sales of Securities

During the six months ended May 31, 2020, purchases and sales of investment securities (excluding short-term investments) aggregated $50,971,782 and $61,374,125, respectively.

DWS Strategic Municipal Income Trust	|	39

C. Related Parties

Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Investment Management Agreement. The management fee payable under the Investment Management Agreement is equal to an annual rate of 0.60% of the Fund’s average weekly net assets, computed and accrued daily and payable monthly. Average weekly net assets, for purposes of determining the management fee, means the average weekly value of the total assets of the Fund, minus the sum of accrued liabilities of the Fund (other than the liquidation value of the Series 2018 MTPS).

Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended May 31, 2020, the amount charged to the Fund by DSC aggregated $2,196, of which $805 is unpaid.

Typesetting and Filing Service Fees. Under an agreement with the Fund, DIMA is compensated for providing certain pre-press and regulatory filing services to the Fund. For the six months ended May 31, 2020, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $7,259, all of which is unpaid.

Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

Transactions with Affiliates. The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers or common trustees. During the six months ended May 31, 2020, the Fund engaged in securities purchases of $2,765,000 and securities sales of $324,566 with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act.

D. Concentration of Ownership

From time to time, the Fund may have a concentration of several shareholder accounts holding a significant percentage of shares

40	|	DWS Strategic Municipal Income Trust

outstanding. Investment activities of these shareholders could have a material impact on the Fund. At May 31, 2020, there was one shareholder account that held approximately 11% of the outstanding shares of the Fund.

E. Share Repurchases

The Board has authorized the Fund to effect periodic repurchases of its outstanding shares in the open market from time to time when the Fund’s shares trade at a discount to their net asset value. During the six months ended May 31, 2020 and the year ended November 30, 2019, the Fund did not repurchase shares in the open market.

On September 17, 2019, the Fund announced that the Fund’s Board of Trustees had extended the Fund’s existing open market share repurchase program for an additional 12-month period. The Fund may continue to purchase outstanding shares of common stock in open-market transactions over the period from December 1, 2019 until November 30, 2020, when the Fund’s shares trade at a discount to net asset value. The Board’s authorization of the repurchase program extension follows the previous repurchase program, which commenced on December 1, 2018 and ran until November 30, 2019.

F. Other

A novel strain of coronavirus (COVID-19) outbreak was declared a pandemic by the World Health Organization on March 11, 2020. The situation is evolving with various cities and countries around the world responding in different ways to address the pandemic. There are direct and indirect economic effects developing for various industries and individual companies throughout the world. The recent pandemic spread of the novel coronavirus and related geopolitical events could lead to increased financial market volatility, disruption to U.S. and world economies and markets and may have significant adverse effects on the Fund and its investments. A prolonged disruption may result in the Fund and its service providers experiencing operational difficulties in implementing their business continuity plans. Management will continue to monitor the impact COVID-19 has on the Fund and reflect the consequences as appropriate in the Fund’s accounting and financial reporting.

G. Subsequent Events

On June 17, 2020, Deutsche Bank AG (“DB”), an affiliate of DWS Group, resolved with the Commodity Futures Trading Commission (“CFTC”) charges stemming from alleged violations of various swap data reporting requirements and corresponding supervision and other failures. The matter, which was resolved by the issuance of a federal court order

DWS Strategic Municipal Income Trust	|	41

(“Consent Order”), involved unintentional conduct that resulted from a system outage that prevented DB from reporting data in accordance with applicable CFTC requirements for a period of five days in April 2016.

The matter giving rise to the Consent Order did not arise out of any investment advisory or fund management activities of DIMA. DWS Group, of which DIMA is a wholly-owned subsidiary, is a separate publicly traded company but continues to be an affiliate of DB due to, among other things, DB’s 79.49% ownership interest in DWS Group. Under the provisions of the Investment Company Act of 1940, as a result of the Consent Order, DIMA would not be eligible to continue to provide investment advisory services to the Fund absent an order from the Securities and Exchange Commission (the “SEC”). DB and DIMA are seeking temporary and permanent orders from the SEC to permit DIMA to continue to provide investment advisory services to the Fund and other registered investment companies notwithstanding the Consent Order. While there can be no assurance that the requested exemptive orders will be granted, the SEC has granted this type of relief in the past. Consistent with its fiduciary and other relationships with the Fund, and in accordance with the desire of the Board of the Fund, DIMA continues to provide investment advisory services to the Fund.

As of July 14, 2020, the Fund entered into an agreement with the sole holder of the Series 2018 MTPS to modify certain asset segregation requirements applicable to the Series 2018 MTPS that would otherwise have commenced on July 15, 2020 and to defer those requirements until August 25, 2020 (the “Waiver Agreement”). Absent the Waiver Agreement, the Fund would have been required to begin converting a certain portion of its assets to high-grade short term instruments on July 15, 2020 and each month thereafter, in an aggregate amount equal to the liquidation preference of the Series 2018 MTPS plus dividends payable, through the term redemption date.

As of July 17, 2020, the Fund announced that it would not complete the refinancing of the Series 2018 MTPS previously announced in May 2020 and that it continues to seek alternative leverage that, if completed, would result in the amount of outstanding leverage of the Fund remaining unchanged. There is no assurance that the Series 2018 MTPS will be replaced with preferred shares or another form of leverage prior to the term redemption date.

42	|	DWS Strategic Municipal Income Trust

Dividend Reinvestment and Cash Purchase Plan

The Board of Trustees of the Fund has established a Dividend Reinvestment and Cash Purchase Plan (the “Plan”) for shareholders that elect to have all dividends and distributions automatically reinvested in shares of the Fund (each a “Participant”). DST Systems, Inc. (the “Plan Agent”) has been appointed by the Fund’s Board of Trustees to act as agent for each Participant.

A summary of the Plan is set forth below. Shareholders may obtain a copy of the entire Dividend Reinvestment and Cash Purchase Plan by visiting the Fund’s Web site at dws.com or by calling (800) 294-4366.

If you wish to participate in the Plan and your shares are held in your own name, contact DWS Service Company (the “Transfer Agent”) at P.O. Box 219066, Kansas City, Missouri 64121-9066 or (800) 294-4366 for the appropriate form. Current shareholders may join the Plan by either enrolling their shares with the Transfer Agent or making an initial cash deposit of at least $250 with the Transfer Agent. First-time investors in the Fund may join the Plan by making an initial cash deposit of at least $250 with the Transfer Agent. Initial cash deposits will be invested within approximately 30 days. If your shares are held in the name of a broker or other nominee, you should contact the broker or nominee in whose name your shares are held to determine whether and how you may participate in the Plan.

The Transfer Agent will establish a Dividend Investment Account (the “Account”) for each Participant in the Plan. The Transfer Agent will credit to the Account of each Participant any cash dividends and capital gains distributions (collectively, “Distributions”) paid on shares of the Fund (the “Shares”) and any voluntary cash contributions made pursuant to the Plan. Shares in a Participant’s Account are transferable upon proper written instructions to the Transfer Agent.

If, on the valuation date for a Distribution, Shares are trading at a discount from net asset value per Share, the Plan Agent shall apply the amount of such Distribution payable to a Participant (less a Participant’s pro rata share of brokerage commissions incurred with respect to open-market purchases in connection with the reinvestment of such Distribution) to the purchase on the open market of Shares for a Participant’s Account. If, on the valuation date for a Distribution, Shares are trading at a premium over net asset value per Share, the Fund will issue on the payment date, Shares valued at net asset value per Share on the valuation date to the Transfer Agent in the aggregate amount of the funds credited to a Participant’s Account. The Fund will increase the price at which Shares

DWS Strategic Municipal Income Trust	|	43

may be issued under the Plan to 95% of the fair market value of the Shares on the valuation date if the net asset value per Share of the Shares on the valuation date is less than 95% of the fair market value of the Shares on the valuation date. The valuation date will be the payment date for Distributions. Open-market purchases will be made on or shortly after the valuation date for Distributions, and in no event more than 30 days after such date except where temporary curtailment or suspension of purchase is necessary to comply with applicable provisions of federal securities law.

A Participant may from time to time make voluntary cash contributions to his or her Account in a minimum amount of $100 in any month (with a $36,000 annual limit) for the purchase on the open market of Shares for the Participant’s Account. Such voluntary contributions will be invested by the Plan Agent on or shortly after the 15th of each month and in no event more than 30 days after such dates, except where temporary curtailment or suspension of purchase is necessary to comply with applicable provisions of federal securities law. Voluntary cash contributions received from a Participant on or prior to the fifth day preceding the 15th of each month will be applied by the Plan Agent to the purchase of additional Shares as of that investment date. No interest will be paid on voluntary cash contributions held until investment. Consequently, Participants are strongly urged to ensure that their payments are received by the Transfer Agent on or prior to the fifth day preceding the 15th of any month. Voluntary cash contributions should be made in U.S. dollars and be sent by first-class mail, postage prepaid only to the following address (deliveries to any other address do not constitute valid delivery):

DWS Strategic Municipal Income Trust

Dividend Reinvestment and Cash Purchase Plan

c/o DWS Service Company

P.O. Box 219066

Kansas City, MO 64121-9066

(800) 294-4366

Participants may withdraw their entire voluntary cash contribution by written notice received by the Transfer Agent not less than 48 hours before such payment is to be invested.

The cost of Shares acquired for each Participant’s Account in connection with the Plan shall be determined by the average cost per Share, including brokerage commissions, of the Shares acquired. There will be no brokerage charges with respect to Shares issued directly by the Fund as a result of Distributions. However, each Participant will pay a pro rata share of brokerage commissions incurred with respect to open market purchases.

44	|	DWS Strategic Municipal Income Trust

The reinvestment of Distributions does not relieve the Participant of any tax that many be payable on the Distributions. The Transfer Agent will report to each Participant the taxable amount of Distributions credited to his or her Account. Participants will be treated for federal income tax purposes as receiving the amount of the Distributions made by the Fund, which amount generally will be either equal to the amount of the cash distribution the Participant would have received if the Participant had elected to receive cash or, for Shares issued by the Fund, the fair market value of the Shares issued to the Participant.

The Fund may amend the Plan at any time or times but, only by mailing to each Participant appropriate written notice at least 90 days prior to the effective date thereof except when necessary or appropriate to comply with applicable law or the rules or policies of the Securities and Exchange Commission or any other regulatory authority in which case such amendment shall be effective as soon as practicable. The Plan also may be terminated by the Fund.

Shareholders may withdraw from the Plan at any time by giving the Transfer Agent a written notice. A notice of withdrawal will be effective immediately following receipt of the notice by the Transfer Agent provided the notice is received by the Transfer Agent at least ten calendar days prior to the record date for the Distribution; otherwise such withdrawal will be effective after the investment of the current Distribution. When a Participant withdraws from the Plan, or when the Plan is terminated by the Fund, the Participant will receive a certificate for full Shares in the Account, plus a check for any fractional Shares based on market price; or, if a Participant so desires, the Transfer Agent will notify the Plan Agent to sell his or her Shares in the Plan and send the proceeds to the Participant, less brokerage commissions.

All correspondence and inquiries concerning the Plan, and requests for additional information about the Plan, should be directed to DWS Service Company at P.O. Box 219066, Kansas City, Missouri 64121-9066 or (800) 294-4366.

DWS Strategic Municipal Income Trust	|	45

Additional Information

Automated Information Line	DWS Closed-End Fund Info Line (800) 349-4281
Web Site	dws.com Obtain fact sheets, financial reports, press releases and webcasts when available.
Written Correspondence	DWS Attn: Secretary of the DWS Funds One International Place, 12th Floor Boston, MA 02110
Legal Counsel	Vedder Price P.C. 222 North LaSalle Street Chicago, IL 60601
Dividend Reinvestment Plan Agent	DST Systems, Inc. 333 W. 11th Street, 5th Floor Kansas City, MO 64105
Shareholder Service Agent and Transfer Agent	DWS Service Company P.O. Box 219066 Kansas City, MO 64121-9066 (800) 294-4366
Custodian	State Street Bank and Trust Company State Street Financial Center One Lincoln Street Boston, MA 02111
Independent Registered Public Accounting Firm	Ernst & Young LLP 200 Clarendon Street Boston, MA 02116
Proxy Voting	The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings	Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-PORT. The Fund’s Form N-PORT will be available on the SEC’s Web site at sec.gov. The Fund’s portfolio holdings as of the month-end are posted on dws.com on or after the last day of the following month. More frequent posting of portfolio holdings information may be made from time to time on dws.com.

46	|	DWS Strategic Municipal Income Trust

Investment Management

DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), which is part of the DWS Group GmbH & Co. KGaA (“DWS Group”), is the investment advisor for the Fund. DIMA and its predecessors have more than 90 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients. DIMA is an indirect, wholly owned subsidiary of DWS Group.

DWS Group is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

NYSE Symbol	KSM
CUSIP Number	Common Shares 23342Q 101

DWS Strategic Municipal Income Trust	|	47

Privacy Statement

FACTS	What Does DWS Do With Your Personal Information?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share can include:

– Social Security number

– Account balances

– Purchase and transaction history

– Bank account information

– Contact information such as mailing address, e-mail address and telephone number

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons DWS chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS share?	Can you limit this sharing?

For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No

For our marketing purposes — to offer our products and services to you	Yes	No

For joint marketing with other financial companies	No	We do not share

For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We do not share

For our affiliates’ everyday business purposes — information about your creditworthiness	No	We do not share

For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 728-3337 or e-mail us at service@dws.com

48	|	DWS Strategic Municipal Income Trust

Who we are

Who is providing this notice?	DWS Distributors, Inc; DWS Investment Management Americas, Inc.; DWS Trust Company; the DWS Funds

What we do

How does DWS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards, secured files, and secured buildings.

How does DWS collect my personal information?

We collect your personal information, for example, when you:

– open an account

– give us your contact information

– provide bank account information for ACH or wire transactions

– tell us where to send money

– seek advice about your investments

Why can’t I limit all sharing?

Federal law gives you the right to limit only

– sharing for affiliates’ everyday business purposes

– information about your creditworthiness

– affiliates from using your information to market to you

– sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions

Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank (“DB”) name, such as DB AG Frankfurt.

Non-affiliates

Companies not related by common ownership or control. They can be financial and non-financial companies.

Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS does not jointly market.

California residents may go to https://fundsus.dws.com/us/en-us/legal-resources/privacy-policy.html to obtain additional information relating to their rights under California state law.

Rev. 12/2019

DWS Strategic Municipal Income Trust	|	49

Notes

Notes

Notes

Notes

Notes

Notes

DSMIT-3

(R-027926-9 7/20)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

	(a)	(b)	(c)	(d)
Period	Total Number of Shares Purchased	Average Price Paid per Share	Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	Maximum Number of Shares that May Yet Be Purchased Under the Plans or Programs

December 1 through December 31	-	n/a	n/a	n/a
January 1 through January 31	-	n/a	n/a	n/a
February 1 through February 29	-	n/a	n/a	n/a
March 1 through March 31	-	n/a	n/a	n/a
April 1 through April 30	-	n/a	n/a	n/a
May 1 through May 31	-	n/a	n/a	n/a

Total	-	n/a	n/a	n/a

The Fund may from time to time repurchase shares in the open market.

On September 17, 2019, the Fund announced that the Fund's Board of Trustees extended the Fund's existing open market share repurchase program for an additional 12 month period. The Fund may continue to purchase outstanding shares of common stock in open-market transactions over the period December 1, 2019 until November 30, 2020, when the Fund's shares trade at a discount to net asset value. The Board's authorization of the repurchase program extension follows the previous repurchase program, which commenced on December 1, 2018 and ran until November 30, 2019.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Strategic Municipal Income Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	7/30/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	7/30/2020

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	7/30/2020